Schedule of Equipment Useful Lives (Details) - Boost Run Holdings LLC [Member]	Dec. 31, 2024
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Useful life	4 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years